BANK BORROWINGS	6 Months Ended
Jun. 30, 2026
BANK BORROWINGS
BANK BORROWINGS

10.BANK BORROWINGS

	June 30,	December 31,
	2026	2025
	(unaudited)
Bank borrowings	$1,195,266	$730,720

In August 2025, Baosheng Network entered into a two-year revolving credit facility of $437,165 (RMB 3,000,000) with China Merchant Bank, pursuant to which each borrowing was repayable in one year. During the six months ended June 30, 2026, the Company drew down $437,165 (RMB 3,000,000) with interest rate of 3.14% per annum. The borrowings were payable through January 2027.

In November 2025, Beijing Xunhuo entered into a bank borrowing agreement with Bank of Beijing, pursuant to which Beijing Xunhuo borrowed approximately $293,565 (RMB2,110,000) for a period through November 2026. The interest rate was 1.5% per annum. The Company also involved a third-party guarantor to provide guarantee service on the bank borrowing, and Mr. Sheng Gong provided counter-guarantee with the third-party guarantor.

In September 2025, Baosheng Network entered into bank borrowing agreement with Bank of China, pursuant to which Baosheng Network borrowed approximately $417,931 (RMB 3,000,000) for a period through August 31, 2026. The interest rate was 3.14% per annum.

For the six months ended June 30, 2025, the Company fully repaid borrowings of $689,408 to one bank. For the six months ended June 30, 2025, the Company did not enter into borrowing agreements with any banks or financial institutions.

For the six months ended June 30, 2026 and 2025, interest expense arising from the bank borrowings amounted to $15,277 and $8,388, respectively.